PROPERTY PLANT AND EQUIPMENT (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Total Plant and equipment	$ 2,262,603	$ 2,208,432
Less: Accumulated amortization	(616,913)	(525,631)
Add: Foreign translation differences	(133,982)	(48,383)
Property, plant and equipment, net	1,511,708	1,634,418
Equipment [Member]
Total Plant and equipment	60,525	43,010
Computer and Software [Member]
Total Plant and equipment	2,516	1,814
Lab Equipment [Member]
Total Plant and equipment	320,102	284,822
Office Equipment [Member]
Total Plant and equipment	38,213	37,700
Signboard [Member]
Total Plant and equipment	704	704
Air Conditioner [Member]
Total Plant and equipment	1,124	1,124
Furniture and fittings [Member]
Total Plant and equipment	87,122	86,961
Land and buildings [Member]
Total Plant and equipment	1,506,969	1,506,969
Motor Vehicle [Member]
Total Plant and equipment	137,914	137,914
Renovation [Member]
Total Plant and equipment	$ 107,414	$ 107,414